Shareholder Report	6 Months Ended	110 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB VARIABLE PRODUCTS SERIES FUND, INC.
Entity Central Index Key	0000825316
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000098721
Shareholder Report [Line Items]
Fund Name	AB VPS Dynamic Asset Allocation
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Dynamic Asset Allocation (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VD-A-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VD-A-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	MSCI World Index	Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index	Bloomberg U.S. Treasury Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,018	$9,883	$10,021	$10,228
12/15	$9,909	$9,797	$10,029	$10,314
12/16	$10,265	$10,533	$10,538	$10,421
12/17	$11,770	$12,892	$12,012	$10,662
12/18	$10,939	$11,769	$11,444	$10,753
12/19	$12,635	$15,025	$13,646	$11,491
12/20	$13,270	$17,415	$15,524	$12,410
12/21	$14,554	$21,214	$17,341	$12,122
12/22	$11,869	$17,366	$14,638	$10,611
12/23	$13,495	$21,496	$16,929	$11,041
06/24	$14,385	$24,021	$18,044	$10,946

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class A	6.59%	11.89%	3.57%	3.70%
MSCI World Index	11.75%	20.19%	11.78%	9.16%
Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index	6.58%	12.50%	7.01%	6.08%
Bloomberg U.S. Treasury Index	- 0.86%	1.55%	- 0.65%	0.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 256,932,452	$ 256,932,452
Holdings Count | Holding	1,538	1,538
Advisory Fees Paid, Amount	$ 813,731
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$256,932,452
# of Portfolio Holdings	1,538
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$813,731

Holdings [Text Block]

Security Type Breakdown

Value	Value
Common Stocks	64.1%
Governments - Treasuries	32.5%
Agencies	0.8%
Short-Term Investments	2.9%
Other assets less liabilities	- 0.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$7,844,866	3.1%
Apple, Inc.	$7,682,364	3.0%
NVIDIA Corp.	$7,679,246	3.0%
U.S. Treasury Notes, 2.00%, due 11/15/26	$4,524,216	1.8%
Amazon.com, Inc.	$4,498,667	1.8%
U.S. Treasury Notes, 2.38%, due 05/15/27	$4,113,262	1.6%
U.S. Treasury Notes, 2.25%, due 11/15/27	$3,339,455	1.3%
Meta Platforms, Inc. - Class A	$2,746,991	1.1%
Alphabet, Inc. - Class A	$2,668,862	1.1%
U.S. Treasury Notes, 1.63%, due 05/15/31	$2,589,003	1.0%
Total	$47,686,932	18.8%

Material Fund Change [Text Block]
C000098722
Shareholder Report [Line Items]
Fund Name	AB VPS Dynamic Asset Allocation
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Dynamic Asset Allocation (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VD-B-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VD-B-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class B	MSCI World Index	Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index	Bloomberg U.S. Treasury Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,001	$9,883	$10,021	$10,228
12/15	$9,871	$9,797	$10,029	$10,314
12/16	$10,203	$10,533	$10,538	$10,421
12/17	$11,665	$12,892	$12,012	$10,662
12/18	$10,808	$11,769	$11,444	$10,753
12/19	$12,455	$15,025	$13,646	$11,491
12/20	$13,060	$17,415	$15,524	$12,410
12/21	$14,272	$21,214	$17,341	$12,122
12/22	$11,606	$17,366	$14,638	$10,611
12/23	$13,170	$21,496	$16,929	$11,041
06/24	$14,029	$24,021	$18,044	$10,946

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class B	6.52%	11.67%	3.32%	3.44%
MSCI World Index	11.75%	20.19%	11.78%	9.16%
Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index	6.58%	12.50%	7.01%	6.08%
Bloomberg U.S. Treasury Index	- 0.86%	1.55%	- 0.65%	0.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 256,932,452	$ 256,932,452
Holdings Count | Holding	1,538	1,538
Advisory Fees Paid, Amount	$ 813,731
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$256,932,452
# of Portfolio Holdings	1,538
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$813,731

Holdings [Text Block]

Security Type Breakdown

Value	Value
Common Stocks	64.1%
Governments - Treasuries	32.5%
Agencies	0.8%
Short-Term Investments	2.9%
Other assets less liabilities	- 0.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$7,844,866	3.1%
Apple, Inc.	$7,682,364	3.0%
NVIDIA Corp.	$7,679,246	3.0%
U.S. Treasury Notes, 2.00%, due 11/15/26	$4,524,216	1.8%
Amazon.com, Inc.	$4,498,667	1.8%
U.S. Treasury Notes, 2.38%, due 05/15/27	$4,113,262	1.6%
U.S. Treasury Notes, 2.25%, due 11/15/27	$3,339,455	1.3%
Meta Platforms, Inc. - Class A	$2,746,991	1.1%
Alphabet, Inc. - Class A	$2,668,862	1.1%
U.S. Treasury Notes, 1.63%, due 05/15/31	$2,589,003	1.0%
Total	$47,686,932	18.8%

Material Fund Change [Text Block]
C000154814
Shareholder Report [Line Items]
Fund Name	AB VPS Global Risk Allocation - Moderate
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Global Risk Allocation - Moderate (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/64V2-B-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64V2-B-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class B	MSCI World Index (net, USD Hedged)	Blended Benchmark: 60% MSCI World Index (net, USD hedged)/40% Bloomberg Global G7 Treasury Index (USD hedged)
04/15	$10,000	$10,000	$10,000
12/15	$9,380	$9,479	$9,691
12/16	$9,778	$10,369	$10,402
12/17	$10,903	$12,353	$11,655
12/18	$10,375	$11,539	$11,328
12/19	$12,172	$14,819	$13,546
12/20	$12,471	$16,933	$15,091
12/21	$13,964	$21,062	$17,104
12/22	$12,000	$17,822	$14,784
12/23	$13,775	$22,153	$17,261
06/24	$14,881	$25,213	$18,597

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception 4/28/15
Class B	8.03%	13.74%	5.24%	4.43%
MSCI World Index (net, USD Hedged)	13.81%	22.32%	13.26%	10.60%
Blended Benchmark: 60% MSCI World Index (net, USD hedged)/40% Bloomberg Global G7 Treasury Index (USD hedged)	7.74%	13.92%	7.86%	6.99%

Performance Inception Date		Apr. 28, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 762,164,785	$ 762,164,785
Holdings Count | Holding	1,256	1,256
Advisory Fees Paid, Amount	$ 1,681,539
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$762,164,785
# of Portfolio Holdings	1,256
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,681,539

Holdings [Text Block]

Security Type Breakdown

Value	Value
Common Stocks	78.0%
Governments - Treasuries	2.5%
Investment Companies	0.3%
Short-Term Investments	16.1%
Other assets less liabilities	3.1%

Material Fund Change [Text Block]
C000028852
Shareholder Report [Line Items]
Fund Name	AB VPS Balanced Hedged Allocation Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Balanced Hedged Allocation Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VW-A-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VW-A-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI (net)	Bloomberg U.S. Aggregate Bond Index
06/14	$10,000	$10,000	$10,000
12/14	$10,134	$9,810	$10,196
12/15	$10,301	$9,578	$10,252
12/16	$10,784	$10,331	$10,524
12/17	$12,493	$12,808	$10,897
12/18	$11,722	$11,602	$10,898
12/19	$13,894	$14,688	$11,848
12/20	$15,202	$17,075	$12,737
12/21	$17,289	$20,241	$12,541
12/22	$14,006	$16,524	$10,909
12/23	$15,832	$20,192	$11,512
06/24	$16,643	$22,474	$11,430

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class A	5.13%	10.43%	4.88%	5.23%
MSCI ACWI (net)	11.30%	19.38%	10.76%	8.43%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 164,615,829	$ 164,615,829
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 367,208
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$164,615,829
# of Portfolio Holdings	28
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$367,208

Holdings [Text Block]

Portfolio Breakdown

Value	Value
Investment Companies	88.8%
Purchased Options - Calls	4.7%
Inflation-Linked Securities	2.9%
Common Stocks	-%
Purchased Options - Puts	-%
Short-Term Investments	8.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
iShares Core S&P 500 ETF	$50,837,667	30.9%
iShares Core U.S. Aggregate Bond ETF	$25,675,015	15.6%
Vanguard Total Bond Market ETF	$25,664,210	15.6%
iShares Core MSCI EAFE ETF	$19,561,952	11.9%
iShares Core MSCI Emerging Markets ETF	$10,979,003	6.6%
Vanguard Mid-Cap ETF	$5,447,250	3.3%
U.S. Treasury Inflation Index, 0.13%, due 01/15/32	$4,779,847	2.9%
Vanguard Real Estate ETF	$4,104,240	2.5%
Vanguard Small-Cap ETF	$3,946,524	2.4%
S&P 500 Index, 4500.00%, due 12/19/25	$2,384,010	1.4%
Total	$153,379,718	93.1%

Material Fund Change [Text Block]
C000028853
Shareholder Report [Line Items]
Fund Name	AB VPS Balanced Hedged Allocation Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Balanced Hedged Allocation Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VW-B-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VW-B-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class B	MSCI ACWI (net)	Bloomberg U.S. Aggregate Bond Index
06/14	$10,000	$10,000	$10,000
12/14	$10,125	$9,810	$10,196
12/15	$10,256	$9,578	$10,252
12/16	$10,712	$10,331	$10,524
12/17	$12,385	$12,808	$10,897
12/18	$11,591	$11,602	$10,898
12/19	$13,701	$14,688	$11,848
12/20	$14,969	$17,075	$12,737
12/21	$16,969	$20,241	$12,541
12/22	$13,716	$16,524	$10,909
12/23	$15,453	$20,192	$11,512
06/24	$16,241	$22,474	$11,430

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class B	5.10%	10.28%	4.63%	4.97%
MSCI ACWI (net)	11.30%	19.38%	10.76%	8.43%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 164,615,829	$ 164,615,829
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 367,208
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$164,615,829
# of Portfolio Holdings	28
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$367,208

Holdings [Text Block]

Portfolio Breakdown

Value	Value
Investment Companies	88.8%
Purchased Options - Calls	4.7%
Inflation-Linked Securities	2.9%
Common Stocks	-%
Purchased Options - Puts	-%
Short-Term Investments	8.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
iShares Core S&P 500 ETF	$50,837,667	30.9%
iShares Core U.S. Aggregate Bond ETF	$25,675,015	15.6%
Vanguard Total Bond Market ETF	$25,664,210	15.6%
iShares Core MSCI EAFE ETF	$19,561,952	11.9%
iShares Core MSCI Emerging Markets ETF	$10,979,003	6.6%
Vanguard Mid-Cap ETF	$5,447,250	3.3%
U.S. Treasury Inflation Index, 0.13%, due 01/15/32	$4,779,847	2.9%
Vanguard Real Estate ETF	$4,104,240	2.5%
Vanguard Small-Cap ETF	$3,946,524	2.4%
S&P 500 Index, 4500.00%, due 12/19/25	$2,384,010	1.4%
Total	$153,379,718	93.1%

Material Fund Change [Text Block]
C000028862
Shareholder Report [Line Items]
Fund Name	AB VPS Relative Value Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Relative Value Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VH-A-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VH-A-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	S&P 500 Index	Russell 1000 Value Index
06/14	$10,000	$10,000	$10,000
12/14	$10,523	$10,612	$10,478
12/15	$10,702	$10,758	$10,077
12/16	$11,911	$12,045	$11,824
12/17	$14,165	$14,675	$13,440
12/18	$13,371	$14,031	$12,329
12/19	$16,568	$18,449	$15,601
12/20	$17,019	$21,844	$16,037
12/21	$21,811	$28,114	$20,072
12/22	$20,897	$23,023	$18,559
12/23	$23,410	$29,075	$20,686
06/24	$25,458	$33,521	$22,057

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class A	8.74%	17.49%	10.77%	9.79%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Value Index	6.63%	13.06%	9.01%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 891,969,286	$ 891,969,286
Holdings Count | Holding	70	70
Advisory Fees Paid, Amount	$ 2,395,358
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$891,969,286
# of Portfolio Holdings	70
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,395,358

Holdings [Text Block]

Sector Allocation

Value	Value
Financials	20.4%
Health Care	18.3%
Industrials	17.3%
Information Technology	9.5%
Energy	8.5%
Consumer Staples	7.4%
Communication Services	5.7%
Consumer Discretionary	4.7%
Materials	3.6%
Real Estate	1.0%
Short-Term Investments	3.5%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
JPMorgan Chase & Co.	$33,170,640	3.7%
Walmart, Inc.	$32,250,273	3.6%
Regeneron Pharmaceuticals, Inc.	$32,207,763	3.6%
Wells Fargo & Co.	$31,305,004	3.5%
Berkshire Hathaway, Inc. - Class B	$31,056,739	3.5%
Elevance Health, Inc.	$30,486,669	3.4%
QUALCOMM, Inc.	$26,479,388	3.0%
Philip Morris International, Inc.	$26,163,812	2.9%
Cencora, Inc.	$24,573,246	2.8%
Fiserv, Inc.	$23,414,780	2.6%
Total	$291,108,314	32.6%

Material Fund Change [Text Block]
C000028863
Shareholder Report [Line Items]
Fund Name	AB VPS Relative Value Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Relative Value Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VH-B-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VH-B-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.84%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class B	S&P 500 Index	Russell 1000 Value Index
06/14	$10,000	$10,000	$10,000
12/14	$10,509	$10,612	$10,478
12/15	$10,658	$10,758	$10,077
12/16	$11,838	$12,045	$11,824
12/17	$14,040	$14,675	$13,440
12/18	$13,219	$14,031	$12,329
12/19	$16,340	$18,449	$15,601
12/20	$16,745	$21,844	$16,037
12/21	$21,406	$28,114	$20,072
12/22	$20,460	$23,023	$18,559
12/23	$22,858	$29,075	$20,686
06/24	$24,828	$33,521	$22,057

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class B	8.62%	17.17%	10.49%	9.52%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Value Index	6.63%	13.06%	9.01%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 891,969,286	$ 891,969,286
Holdings Count | Holding	70	70
Advisory Fees Paid, Amount	$ 2,395,358
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$891,969,286
# of Portfolio Holdings	70
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,395,358

Holdings [Text Block]

Sector Allocation

Value	Value
Financials	20.4%
Health Care	18.3%
Industrials	17.3%
Information Technology	9.5%
Energy	8.5%
Consumer Staples	7.4%
Communication Services	5.7%
Consumer Discretionary	4.7%
Materials	3.6%
Real Estate	1.0%
Short-Term Investments	3.5%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
JPMorgan Chase & Co.	$33,170,640	3.7%
Walmart, Inc.	$32,250,273	3.6%
Regeneron Pharmaceuticals, Inc.	$32,207,763	3.6%
Wells Fargo & Co.	$31,305,004	3.5%
Berkshire Hathaway, Inc. - Class B	$31,056,739	3.5%
Elevance Health, Inc.	$30,486,669	3.4%
QUALCOMM, Inc.	$26,479,388	3.0%
Philip Morris International, Inc.	$26,163,812	2.9%
Cencora, Inc.	$24,573,246	2.8%
Fiserv, Inc.	$23,414,780	2.6%
Total	$291,108,314	32.6%

Material Fund Change [Text Block]
C000028828
Shareholder Report [Line Items]
Fund Name	AB VPS International Value Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS International Value Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VF-A-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VF-A-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	MSCI EAFE Index (net)
06/14	$10,000	$10,000
12/14	$9,006	$9,076
12/15	$9,240	$9,002
12/16	$9,193	$9,092
12/17	$11,530	$11,369
12/18	$8,903	$9,801
12/19	$10,428	$11,958
12/20	$10,686	$12,893
12/21	$11,870	$14,345
12/22	$10,254	$12,272
12/23	$11,808	$14,510
06/24	$12,343	$15,285

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class A	4.53%	6.47%	4.95%	2.13%
MSCI EAFE Index (net)	5.34%	11.54%	6.46%	4.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 281,334,254	$ 281,334,254
Holdings Count | Holding	64	64
Advisory Fees Paid, Amount	$ 1,009,464
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$281,334,254
# of Portfolio Holdings	64
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,009,464

Holdings [Text Block]

Sector Allocation

Value	Value
Financials	16.0%
Industrials	11.7%
Consumer Discretionary	11.4%
Health Care	10.2%
Consumer Staples	10.2%
Materials	9.5%
Information Technology	8.7%
Communication Services	8.3%
Energy	6.6%
Utilities	3.6%
Short-Term Investments	8.9%
Other assets less liabilities	- 5.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Shell PLC	$9,931,792	3.5%
Roche Holding AG	$8,579,954	3.1%
Nestle SA	$7,474,490	2.7%
NatWest Group PLC	$7,244,515	2.6%
Resona Holdings, Inc.	$6,765,894	2.4%
Deutsche Telekom AG	$6,751,497	2.4%
Tokyo Electron Ltd.	$6,523,232	2.3%
Sony Group Corp.	$6,348,974	2.2%
Koninklijke Ahold Delhaize NV	$6,278,711	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	$6,192,171	2.2%
Total	$72,091,230	25.6%

Material Fund Change [Text Block]
C000028829
Shareholder Report [Line Items]
Fund Name	AB VPS International Value Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS International Value Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VF-B-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VF-B-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$55	1.09%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class B	MSCI EAFE Index (net)
06/14	$10,000	$10,000
12/14	$8,991	$9,076
12/15	$9,207	$9,002
12/16	$9,133	$9,092
12/17	$11,425	$11,369
12/18	$8,800	$9,801
12/19	$10,278	$11,958
12/20	$10,505	$12,893
12/21	$11,645	$14,345
12/22	$10,039	$12,272
12/23	$11,528	$14,510
06/24	$12,037	$15,285

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class B	4.42%	6.23%	4.69%	1.87%
MSCI EAFE Index (net)	5.34%	11.54%	6.46%	4.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 281,334,254	$ 281,334,254
Holdings Count | Holding	64	64
Advisory Fees Paid, Amount	$ 1,009,464
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$281,334,254
# of Portfolio Holdings	64
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,009,464

Holdings [Text Block]

Sector Allocation

Value	Value
Financials	16.0%
Industrials	11.7%
Consumer Discretionary	11.4%
Health Care	10.2%
Consumer Staples	10.2%
Materials	9.5%
Information Technology	8.7%
Communication Services	8.3%
Energy	6.6%
Utilities	3.6%
Short-Term Investments	8.9%
Other assets less liabilities	- 5.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Shell PLC	$9,931,792	3.5%
Roche Holding AG	$8,579,954	3.1%
Nestle SA	$7,474,490	2.7%
NatWest Group PLC	$7,244,515	2.6%
Resona Holdings, Inc.	$6,765,894	2.4%
Deutsche Telekom AG	$6,751,497	2.4%
Tokyo Electron Ltd.	$6,523,232	2.3%
Sony Group Corp.	$6,348,974	2.2%
Koninklijke Ahold Delhaize NV	$6,278,711	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	$6,192,171	2.2%
Total	$72,091,230	25.6%

Material Fund Change [Text Block]
C000028830
Shareholder Report [Line Items]
Fund Name	AB VPS Large Cap Growth Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Large Cap Growth Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VL-A-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VL-A-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.64%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	S&P 500 Index	Russell 1000 Growth Index
06/14	$10,000	$10,000	$10,000
12/14	$10,922	$10,612	$10,634
12/15	$12,135	$10,758	$11,237
12/16	$12,454	$12,045	$12,032
12/17	$16,438	$14,675	$15,667
12/18	$16,862	$14,031	$15,430
12/19	$22,712	$18,449	$21,045
12/20	$30,771	$21,844	$29,146
12/21	$39,686	$28,114	$37,189
12/22	$28,372	$23,023	$26,354
12/23	$38,339	$29,075	$37,601
06/24	$45,847	$33,521	$45,384

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class A	19.59%	31.59%	17.53%	16.45%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Growth Index	20.70%	33.48%	19.34%	16.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 903,554,359	$ 903,554,359
Holdings Count | Holding	51	51
Advisory Fees Paid, Amount	$ 2,501,139
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$903,554,359
# of Portfolio Holdings	51
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$2,501,139

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	36.0%
Health Care	18.6%
Consumer Discretionary	13.6%
Communication Services	13.4%
Consumer Staples	6.2%
Industrials	5.7%
Financials	3.9%
Materials	1.2%
Short-Term Investments	1.4%
Other assets less liabilities	0.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$87,194,532	9.6%
Microsoft Corp.	$85,656,627	9.5%
Amazon.com, Inc.	$55,985,491	6.2%
Alphabet, Inc. - Class C	$51,173,080	5.7%
Meta Platforms, Inc. - Class A	$44,055,214	4.9%
Visa, Inc. - Class A	$35,351,034	3.9%
Costco Wholesale Corp.	$28,742,412	3.2%
Eli Lilly & Co.	$27,111,604	3.0%
Vertex Pharmaceuticals, Inc.	$26,501,429	2.9%
Intuitive Surgical, Inc.	$25,942,317	2.9%
Total	$467,713,740	51.8%

Material Fund Change [Text Block]
C000028831
Shareholder Report [Line Items]
Fund Name	AB VPS Large Cap Growth Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Large Cap Growth Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VL-B-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VL-B-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$49	0.89%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class B	S&P 500 Index	Russell 1000 Growth Index
06/14	$10,000	$10,000	$10,000
12/14	$10,907	$10,612	$10,634
12/15	$12,091	$10,758	$11,237
12/16	$12,376	$12,045	$12,032
12/17	$16,295	$14,675	$15,667
12/18	$16,674	$14,031	$15,430
12/19	$22,403	$18,449	$21,045
12/20	$30,277	$21,844	$29,146
12/21	$38,952	$28,114	$37,189
12/22	$27,778	$23,023	$26,354
12/23	$37,441	$29,075	$37,601
06/24	$44,721	$33,521	$45,384

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class B	19.44%	31.26%	17.24%	16.16%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Growth Index	20.70%	33.48%	19.34%	16.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 903,554,359	$ 903,554,359
Holdings Count | Holding	51	51
Advisory Fees Paid, Amount	$ 2,501,139
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$903,554,359
# of Portfolio Holdings	51
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$2,501,139

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	36.0%
Health Care	18.6%
Consumer Discretionary	13.6%
Communication Services	13.4%
Consumer Staples	6.2%
Industrials	5.7%
Financials	3.9%
Materials	1.2%
Short-Term Investments	1.4%
Other assets less liabilities	0.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$87,194,532	9.6%
Microsoft Corp.	$85,656,627	9.5%
Amazon.com, Inc.	$55,985,491	6.2%
Alphabet, Inc. - Class C	$51,173,080	5.7%
Meta Platforms, Inc. - Class A	$44,055,214	4.9%
Visa, Inc. - Class A	$35,351,034	3.9%
Costco Wholesale Corp.	$28,742,412	3.2%
Eli Lilly & Co.	$27,111,604	3.0%
Vertex Pharmaceuticals, Inc.	$26,501,429	2.9%
Intuitive Surgical, Inc.	$25,942,317	2.9%
Total	$467,713,740	51.8%

Material Fund Change [Text Block]
C000028836
Shareholder Report [Line Items]
Fund Name	AB VPS Small Cap Growth Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Small Cap Growth Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VS-A-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VS-A-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	S&P 500 Index	Russell 2000 Growth Index
06/14	$10,000	$10,000	$10,000
12/14	$9,642	$10,612	$10,331
12/15	$9,521	$10,758	$10,189
12/16	$10,137	$12,045	$11,342
12/17	$13,596	$14,675	$13,856
12/18	$13,474	$14,031	$12,566
12/19	$18,379	$18,449	$16,145
12/20	$28,301	$21,844	$21,737
12/21	$30,978	$28,114	$22,353
12/22	$18,867	$23,023	$16,461
12/23	$22,267	$29,075	$19,533
06/24	$23,739	$33,521	$20,400

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class A	6.61%	8.12%	6.15%	9.03%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 2000 Growth Index	4.44%	9.14%	6.17%	7.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 56,427,880	$ 56,427,880
Holdings Count | Holding	97	97
Advisory Fees Paid, Amount	$ 115,345
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$56,427,880
# of Portfolio Holdings	97
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$115,345

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	24.0%
Health Care	22.1%
Industrials	19.0%
Consumer Discretionary	14.4%
Financials	6.1%
Energy	5.3%
Consumer Staples	5.1%
Materials	2.1%
Real Estate	1.0%
Short-Term Investments	2.3%
Other assets less liabilities	- 1.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Fabrinet	$1,176,216	2.1%
SPS Commerce, Inc.	$1,074,017	1.9%
SPX Technologies, Inc.	$1,046,719	1.9%
Altair Engineering, Inc. - Class A	$982,369	1.7%
Boot Barn Holdings, Inc.	$982,318	1.7%
PROCEPT BioRobotics Corp.	$926,735	1.6%
Leonardo DRS, Inc.	$910,324	1.6%
MACOM Technology Solutions Holdings, Inc.	$887,636	1.6%
TechnipFMC PLC	$864,885	1.5%
StepStone Group, Inc. - Class A	$856,629	1.5%
Total	$9,707,848	17.1%

Material Fund Change [Text Block]
C000028837
Shareholder Report [Line Items]
Fund Name	AB VPS Small Cap Growth Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Small Cap Growth Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VS-B-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VS-B-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class B	S&P 500 Index	Russell 2000 Growth Index
06/14	$10,000	$10,000	$10,000
12/14	$9,630	$10,612	$10,331
12/15	$9,482	$10,758	$10,189
12/16	$10,072	$12,045	$11,342
12/17	$13,474	$14,675	$13,856
12/18	$13,325	$14,031	$12,566
12/19	$18,122	$18,449	$16,145
12/20	$27,843	$21,844	$21,737
12/21	$30,405	$28,114	$22,353
12/22	$18,467	$23,023	$16,461
12/23	$21,740	$29,075	$19,533
06/24	$23,159	$33,521	$20,400

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class B	6.52%	7.88%	5.89%	8.76%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 2000 Growth Index	4.44%	9.14%	6.17%	7.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 56,427,880	$ 56,427,880
Holdings Count | Holding	97	97
Advisory Fees Paid, Amount	$ 115,345
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$56,427,880
# of Portfolio Holdings	97
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$115,345

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	24.0%
Health Care	22.1%
Industrials	19.0%
Consumer Discretionary	14.4%
Financials	6.1%
Energy	5.3%
Consumer Staples	5.1%
Materials	2.1%
Real Estate	1.0%
Short-Term Investments	2.3%
Other assets less liabilities	- 1.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Fabrinet	$1,176,216	2.1%
SPS Commerce, Inc.	$1,074,017	1.9%
SPX Technologies, Inc.	$1,046,719	1.9%
Altair Engineering, Inc. - Class A	$982,369	1.7%
Boot Barn Holdings, Inc.	$982,318	1.7%
PROCEPT BioRobotics Corp.	$926,735	1.6%
Leonardo DRS, Inc.	$910,324	1.6%
MACOM Technology Solutions Holdings, Inc.	$887,636	1.6%
TechnipFMC PLC	$864,885	1.5%
StepStone Group, Inc. - Class A	$856,629	1.5%
Total	$9,707,848	17.1%

Material Fund Change [Text Block]
C000028838
Shareholder Report [Line Items]
Fund Name	AB VPS Discovery Value Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Discovery Value Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VQ-A-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VQ-A-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	S&P 500 Index	Russell 2500 Index	Russell 2500 Value Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,071	$10,612	$10,707	$9,930
12/15	$9,518	$10,758	$10,396	$9,385
12/16	$11,906	$12,045	$12,225	$11,750
12/17	$13,472	$14,675	$14,280	$12,967
12/18	$11,447	$14,031	$12,852	$11,365
12/19	$13,747	$18,449	$16,420	$14,043
12/20	$14,211	$21,844	$19,703	$14,728
12/21	$19,319	$28,114	$23,286	$18,819
12/22	$16,300	$23,023	$19,008	$16,357
12/23	$19,100	$29,075	$22,320	$18,971
06/24	$19,574	$33,521	$22,844	$19,256

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class A	2.48%	12.32%	8.45%	6.95%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 2500 Index	2.35%	10.47%	8.31%	7.99%
Russell 2500 Value Index	1.50%	11.24%	8.01%	6.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The primary broad-based index used for comparison with the Fund’s performance has changed from the Russell 2500 Value Index to the S&P 500 Index to comply with new regulations that require the Fund’s primary benchmark to reflect the overall market in which the Fund may invest. The Fund’s previous primary benchmark, the Russell 2500 Value Index, which more closely reflects the market segment in which the Fund invests, is the Fund’s secondary benchmark, replacing the Russell 2500 Index as the secondary benchmark.
AssetsNet	$ 684,823,308	$ 684,823,308
Holdings Count | Holding	96	96
Advisory Fees Paid, Amount	$ 2,607,501
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$684,823,308
# of Portfolio Holdings	96
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,607,501

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	21.3%
Financials	19.8%
Consumer Discretionary	16.8%
Information Technology	12.7%
Real Estate	7.1%
Energy	5.4%
Health Care	5.4%
Materials	3.3%
Utilities	2.7%
Communication Services	2.6%
Consumer Staples	2.3%
Short-Term Investments	0.8%
Other assets less liabilities	- 0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
MasTec, Inc.	$10,900,248	1.6%
Jones Lang LaSalle, Inc.	$10,709,047	1.6%
First Citizens BancShares, Inc./NC - Class A	$10,628,630	1.5%
ArcBest Corp.	$10,041,320	1.5%
ADT, Inc.	$9,807,754	1.4%
Nexstar Media Group, Inc.	$9,761,886	1.4%
BorgWarner, Inc.	$9,726,196	1.4%
Cameco Corp.	$9,692,400	1.4%
AutoNation, Inc.	$9,681,538	1.4%
Fluor Corp.	$9,410,284	1.4%
Total	$100,359,303	14.6%

Material Fund Change [Text Block]
C000028839
Shareholder Report [Line Items]
Fund Name	AB VPS Discovery Value Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Discovery Value Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VQ-B-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VQ-B-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class B	S&P 500 Index	Russell 2500 Index	Russell 2500 Value Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,059	$10,612	$10,707	$9,930
12/15	$9,486	$10,758	$10,396	$9,385
12/16	$11,838	$12,045	$12,225	$11,750
12/17	$13,359	$14,675	$14,280	$12,967
12/18	$11,316	$14,031	$12,852	$11,365
12/19	$13,568	$18,449	$16,420	$14,043
12/20	$13,982	$21,844	$19,703	$14,728
12/21	$18,960	$28,114	$23,286	$18,819
12/22	$15,961	$23,023	$19,008	$16,357
12/23	$18,652	$29,075	$22,320	$18,971
06/24	$19,102	$33,521	$22,844	$19,256

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class B	2.41%	12.09%	8.18%	6.69%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 2500 Index	2.35%	10.47%	8.31%	7.99%
Russell 2500 Value Index	1.50%	11.24%	8.01%	6.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The primary broad-based index used for comparison with the Fund’s performance has changed from the Russell 2500 Value Index to the S&P 500 Index to comply with new regulations that require the Fund’s primary benchmark to reflect the overall market in which the Fund may invest. The Fund’s previous primary benchmark, the Russell 2500 Value Index, which more closely reflects the market segment in which the Fund invests, is the Fund’s secondary benchmark, replacing the Russell 2500 Index as the secondary benchmark.
AssetsNet	$ 684,823,308	$ 684,823,308
Holdings Count | Holding	96	96
Advisory Fees Paid, Amount	$ 2,607,501
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$684,823,308
# of Portfolio Holdings	96
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,607,501

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	21.3%
Financials	19.8%
Consumer Discretionary	16.8%
Information Technology	12.7%
Real Estate	7.1%
Energy	5.4%
Health Care	5.4%
Materials	3.3%
Utilities	2.7%
Communication Services	2.6%
Consumer Staples	2.3%
Short-Term Investments	0.8%
Other assets less liabilities	- 0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
MasTec, Inc.	$10,900,248	1.6%
Jones Lang LaSalle, Inc.	$10,709,047	1.6%
First Citizens BancShares, Inc./NC - Class A	$10,628,630	1.5%
ArcBest Corp.	$10,041,320	1.5%
ADT, Inc.	$9,807,754	1.4%
Nexstar Media Group, Inc.	$9,761,886	1.4%
BorgWarner, Inc.	$9,726,196	1.4%
Cameco Corp.	$9,692,400	1.4%
AutoNation, Inc.	$9,681,538	1.4%
Fluor Corp.	$9,410,284	1.4%
Total	$100,359,303	14.6%

Material Fund Change [Text Block]
C000028860
Shareholder Report [Line Items]
Fund Name	AB VPS Sustainable Global Thematic Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Sustainable Global Thematic Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VA-A-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VA-A-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI (net)
06/14	$10,000	$10,000
12/14	$9,741	$9,810
12/15	$10,022	$9,578
12/16	$9,960	$10,331
12/17	$13,612	$12,808
12/18	$12,278	$11,602
12/19	$15,981	$14,688
12/20	$22,279	$17,075
12/21	$27,374	$20,241
12/22	$19,988	$16,524
12/23	$23,188	$20,192
06/24	$24,551	$22,474

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class A	5.88%	9.77%	10.52%	9.40%
MSCI ACWI (net)	11.30%	19.38%	10.76%	8.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 168,806,648	$ 168,806,648
Holdings Count | Holding	52	52
Advisory Fees Paid, Amount	$ 581,810
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$168,806,648
# of Portfolio Holdings	52
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$581,810

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	41.5%
Health Care	16.5%
Industrials	16.5%
Financials	14.7%
Consumer Staples	3.9%
Utilities	2.7%
Consumer Discretionary	2.6%
Energy	0.6%
Short-Term Investments	0.6%
Other assets less liabilities	0.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$5,964,511	3.5%
Microsoft Corp.	$5,831,803	3.5%
Waste Management, Inc.	$5,170,508	3.1%
Visa, Inc. - Class A	$5,010,552	3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	$4,799,673	2.8%
NextEra Energy, Inc.	$4,562,713	2.7%
Flex Ltd.	$4,342,697	2.6%
Adobe, Inc.	$4,189,327	2.5%
ASML Holding NV	$4,106,219	2.4%
Fair Isaac Corp.	$4,086,372	2.4%
Total	$48,064,375	28.5%

Material Fund Change [Text Block]
C000028861
Shareholder Report [Line Items]
Fund Name	AB VPS Sustainable Global Thematic Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Sustainable Global Thematic Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VA-B-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VA-B-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class B	MSCI ACWI (net)
06/14	$10,000	$10,000
12/14	$9,729	$9,810
12/15	$9,986	$9,578
12/16	$9,899	$10,331
12/17	$13,492	$12,808
12/18	$12,145	$11,602
12/19	$15,762	$14,688
12/20	$21,922	$17,075
12/21	$26,870	$20,241
12/22	$19,570	$16,524
12/23	$22,643	$20,192
06/24	$23,941	$22,474

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class B	5.73%	9.47%	10.25%	9.12%
MSCI ACWI (net)	11.30%	19.38%	10.76%	8.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 168,806,648	$ 168,806,648
Holdings Count | Holding	52	52
Advisory Fees Paid, Amount	$ 581,810
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$168,806,648
# of Portfolio Holdings	52
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$581,810

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	41.5%
Health Care	16.5%
Industrials	16.5%
Financials	14.7%
Consumer Staples	3.9%
Utilities	2.7%
Consumer Discretionary	2.6%
Energy	0.6%
Short-Term Investments	0.6%
Other assets less liabilities	0.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$5,964,511	3.5%
Microsoft Corp.	$5,831,803	3.5%
Waste Management, Inc.	$5,170,508	3.1%
Visa, Inc. - Class A	$5,010,552	3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	$4,799,673	2.8%
NextEra Energy, Inc.	$4,562,713	2.7%
Flex Ltd.	$4,342,697	2.6%
Adobe, Inc.	$4,189,327	2.5%
ASML Holding NV	$4,106,219	2.4%
Fair Isaac Corp.	$4,086,372	2.4%
Total	$48,064,375	28.5%

Material Fund Change [Text Block]